Other Current Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other current liabilities [abstract]
Board of directors attendance fee	$ 0.3	$ 0.3
Tax liabilities	0.2	0.2
Accrued liabilitites current for fixed assets	$ 3.7	$ 0.6